Net Income per Unit (Tables)	12 Months Ended
Dec. 31, 2016
Net Income Per Unit [Abstract]
Schedule of Net Income per Unit, Basic and Diluted
A reconciliation of the numerators and denominators of the basic and diluted per unit computations is as follows:

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
	(dollars in millions, except units and per unit amounts)
Income (loss) from continuing operations	$73	$113	$(119)	$23
Less: Net income and comprehensive income attributable to noncontrolling interest	—	4	1	—
Less: Preacquisition income (loss) allocated to general partner	—	75	(80)	—
Income from continuing operations attributable to partners	73	34	(40)	23
Less:
Incentive distribution rights	81	30	1	—
MACS earnings prior to October 1, 2014	—	—	6	—
Distributions on nonvested phantom unit awards	5	2	—	—
Limited partners' interest in net income (loss) from continuing operations	$(13)	$2	$(47)	$23

Income (loss) from discontinued operations	$(479)	$81	$66	$—
Less: Preacquisition income (loss) allocated to general partner	—	28	(8)	—
Limited partners' interest in net income (loss) from discontinued operations	$(479)	$53	$74	$—
Weighted average limited partner units outstanding:
Common - basic	93,575,530	40,253,913	20,572,373	11,023,617
Common - equivalents	28,305	21,738	6,382	25,128
Common - diluted	93,603,835	40,275,651	20,578,755	11,048,745
Subordinated - (basic and diluted)	—	10,010,333	10,939,436	10,939,436
Income (loss) from continuing operations per limited partner unit:
Common - basic	$(0.14)	$0.07	$(1.50)	$1.02
Common - diluted	$(0.14)	$0.07	$(1.50)	$1.02
Subordinated - basic and diluted (1)	$—	$0.22	$(1.50)	$1.02
Income (loss) from discontinued operations per limited partner unit:
Common - basic	$(5.12)	$1.04	$2.35	$—
Common - diluted	$(5.12)	$1.04	$2.35	$—
Subordinated - basic and diluted (1)	$—	$1.18	$2.35	$—
___________________________

(1)
The subordination period ended on November 30, 2015, at which time outstanding subordinated units were converted to common units. Distributions and the partners' interest in net income were allocated to the subordinated units through November 30, 2015.